Basis of preparation	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Basis of preparation
2. Basis of preparation
These consolidated financial statements, including comparatives, have been prepared in compliance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The significant accounting policies applied in these consolidated financial statements are presented in Note 3 and, except as described in Note 5, have been applied consistently to all years presented, unless otherwise noted.
The consolidated financial statements have been prepared on a historical cost basis except for certain financial assets and liabilities which are measured at fair value.
The preparation of the consolidated financial statements in compliance with IFRS requires management to make certain critical accounting estimates. It also requires management to exercise judgement in the process of applying the Company's accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.
The consolidated financial statements were approved by the Company's Board of Directors on February 24, 2022.
(a)Immaterial error correction
During the second quarter of 2021, the Company determined that the net book value of certain of its property, plant and equipment was understated as a result of errors in the amounts recorded for depreciation. Management evaluated the materiality of the errors, both quantitatively and qualitatively, and concluded that the changes were not material to the consolidated financial statements taken as a whole for any prior period. The Company has revised the opening deficit and corrected the errors by recasting the prior period information in these audited consolidated financial statements.
2. Basis of preparation (continued)
The following tables set forth the effect of this immaterial error correction on the Company's consolidated statements of operations for the year ended December 31, 2020:

	Year ended December 31, 2020
	Previously Reported	Correction	As recast

Depreciation[1]	$246,651	(28,522)	$218,129
Income tax expense[1]	79,134	8,267	87,401
Net earnings for the period	97,361	20,254	117,615
Net earnings attributable to shareholders, continuing operations[2]	110,893	20,254	131,147
Comprehensive income attributable to shareholders[1]	103,210	20,254	123,464
Net earnings per share attributable to shareholders - basic[1]	$0.61	0.12	$0.73
Net earnings per share attributable to shareholders - diluted[1]	$0.60	0.11	$0.71
Net earnings per share attributable to shareholders, continuing operations - basic[3]	$0.65	0.12	$0.77
Net earnings per share attributable to shareholders, continuing operations - diluted[3]	$0.64	0.11	$0.75

(1)Amounts before impacts of discontinued operations (see Note 7).
(2)Previously reported amounts and recast amounts include impacts of discontinued operations of $6,352 for the year ended December 31, 2020 (see Note 7).
(3)Previously reported amounts and recast amounts include impacts of discontinued operations of $0.04 for the year ended December 31, 2020 (see Note 7).

The following table sets forth the effect of this immaterial error correction on the Company's consolidated balance sheet as at December 31, 2020:

	As at December 31, 2020
	Previously Reported	Correction	As recast

Inventories	$176,271	(12,136)	$164,135
Property, plant and equipment	3,998,493	43,706	4,042,199
Deferred income tax liabilities[4]	402,713	9,451	412,164
Deficit	$(2,125,326)	22,120	$(2,103,206)
(4) Excludes $2,390 increase to deferred income tax liabilities associated with the retrospective application of the change in attribution of periods of service to defined benefit obligations (see Note 5(e)).

There was no impact on the consolidated cash flow statement in the corresponding period as a result of the recast, other than the amounts reported for depreciation, income tax expense and net earnings for the year changed by the amounts shown in the tables above.